Average Annual Total Returns	Prospectus #1 Calvert Emerging Markets Advancement Funds MSCI Emerging Markets Index One Year	Prospectus #1 Calvert Emerging Markets Advancement Funds MSCI Emerging Markets Index Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Funds Calvert Emerging Markets Index One Year	Prospectus #1 Calvert Emerging Markets Advancement Funds Calvert Emerging Markets Index Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Funds Class A One Year	Prospectus #1 Calvert Emerging Markets Advancement Funds Class A Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Funds Class A Inception Date	Prospectus #1 Calvert Emerging Markets Advancement Funds Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Emerging Markets Advancement Funds Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Funds Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Emerging Markets Advancement Funds Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Funds Class I One Year	Prospectus #1 Calvert Emerging Markets Advancement Funds Class I Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Funds Class I Inception Date	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index One Year	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class A One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Inception Date	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class C One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Inception Date	Prospectus #1 Calvert Emerging Markets Equity Fund Class I One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Inception Date	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Inception Date	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index One Year	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index Five Years	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index Ten Years	Prospectus #1 Calvert International Equity Fund Class A One Year	Prospectus #1 Calvert International Equity Fund Class A Five Years	Prospectus #1 Calvert International Equity Fund Class A Ten Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert International Equity Fund Class C One Year	Prospectus #1 Calvert International Equity Fund Class C Five Years	Prospectus #1 Calvert International Equity Fund Class C Ten Years	Prospectus #1 Calvert International Equity Fund Class I One Year	Prospectus #1 Calvert International Equity Fund Class I Five Years	Prospectus #1 Calvert International Equity Fund Class I Ten Years	Prospectus #1 Calvert International Equity Fund Class R6 One Year	Prospectus #1 Calvert International Equity Fund Class R6 Five Years	Prospectus #1 Calvert International Equity Fund Class R6 Ten Years	Prospectus #1 Calvert International Equity Fund Class R6 Inception Date	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index One Year	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Five Years	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A One Year	Prospectus #1 Calvert International Opportunities Fund Class A Five Years	Prospectus #1 Calvert International Opportunities Fund Class A Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert International Opportunities Fund Class C One Year	Prospectus #1 Calvert International Opportunities Fund Class C Five Years	Prospectus #1 Calvert International Opportunities Fund Class C Ten Years	Prospectus #1 Calvert International Opportunities Fund Class I One Year	Prospectus #1 Calvert International Opportunities Fund Class I Five Years	Prospectus #1 Calvert International Opportunities Fund Class I Ten Years	Prospectus #1 Calvert International Opportunities Fund Class R6 One Year	Prospectus #1 Calvert International Opportunities Fund Class R6 Five Years	Prospectus #1 Calvert International Opportunities Fund Class R6 Ten Years	Prospectus #1 Calvert International Opportunities Fund Class R6 Inception Date	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index One Year	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index Five Years	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A One Year	Prospectus #2 Calvert Mid-Cap Fund Class A Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class C One Year	Prospectus #2 Calvert Mid-Cap Fund Class C Five Years	Prospectus #2 Calvert Mid-Cap Fund Class C Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class I One Year	Prospectus #2 Calvert Mid-Cap Fund Class I Five Years	Prospectus #2 Calvert Mid-Cap Fund Class I Ten Years
Total	18.31%	25.31%	20.38%	26.69%	9.62%	16.44%	Oct. 01, 2019	9.71%	16.37%	5.82%	13.23%	15.34%	21.35%	Oct. 01, 2019	18.31%	12.79%	5.76%	18.61%	13.49%	8.82%	Oct. 29, 2012	18.64%	13.50%	8.40%	11.17%	11.37%	7.22%	22.69%	13.75%	8.57%	Oct. 29, 2012	24.87%	14.94%	9.83%	Oct. 29, 2012	24.94%	14.94%	9.83%	Feb. 01, 2018	7.82%	7.44%	5.50%	12.08%	8.61%	5.64%	12.08%	8.44%	5.55%	7.23%	7.13%	4.78%	15.78%	8.84%	5.30%	17.91%	10.03%	6.68%	18.00%	10.05%	6.69%	Mar. 07, 2019	11.34%	8.78%	7.23%	8.33%	10.00%	7.43%	8.27%	8.98%	6.66%	5.11%	7.86%	5.98%	11.85%	10.21%	7.07%	14.04%	11.41%	8.35%	14.08%	11.43%	8.36%	Feb. 01, 2019	17.10%	13.38%	12.40%	6.35%	9.54%	9.55%	6.17%	8.26%	7.83%	3.95%	7.39%	7.40%	9.85%	9.80%	9.23%	11.95%	10.99%	10.61%